DERIVATIVE LIABILITY (Details - by Lender) - USD ($)	Feb. 28, 2023	May 31, 2022
Offsetting Assets [Line Items]
Derivative Liability	$ 1,536,695	$ 2,817,101
Lender A [Member]
Offsetting Assets [Line Items]
Derivative Liability	154,795	1,392,874
Lender B [Member]
Offsetting Assets [Line Items]
Derivative Liability	453,061	1,176,765
Lender C [Member]
Offsetting Assets [Line Items]
Derivative Liability	415,233	0
Lender D [Member]
Offsetting Assets [Line Items]
Derivative Liability	398,403	65,044
5 Other Lenders [Member]
Offsetting Assets [Line Items]
Derivative Liability	$ 115,203	$ 182,418